LOANS AND ADVANCES TO CUSTOMERS, NET - Contractual cash flows of loan portfolio (Details) - Loans and Advances - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan portfolio modified during the period
Amortized cost before modification	$ 7,566,692	$ 5,524,962
Net gain or loss on changes	(182,023)	(78,790)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months	$ 393,789	$ 164,423